12. Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2017	Sep. 30, 2016
Accounts receivable - related party	$ 2,303		$ 4,506	$ 4,506
Management fees	50,000	$ 53,000	200,000	213,333
General and admin expenses	241,072	121,826	748,481	408,537
Majority Stockholder [Member]
Accounts receivable - related party			4,506	4,506
Management fees	50,000	53,000	200,000	213,333
Board member and Stockholder [Member]
General and admin expenses	$ 0	$ 15,000		$ 49,000
Fourly Enterprises [Member]
Debt face amount			$ 50,000
Debt stated interest rate			20.00%
Debt maturity date			Aug. 16, 2018
Promissory note payable balance			$ 46,461